Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Aug. 03, 2022	Oct. 31, 2021	Jan. 31, 2022	Aug. 04, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted		0
Incremental compensation cost		$ 0
Stock options issued		0
Number of shares authorized	0	0
Shares awards available for outstanding under plan	7,869,050	7,869,050	8,159,377			8,159,377
RSUs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
RSUs granted		2,827,426
2022 Incentive Equity Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of increase to number of shares available for issuance	5
Increase to number of shares available for issuance	5,909,396
Shares available for issuance under plan	15,829,510	15,829,510
2022 Incentive Equity Plan [Member] | Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares authorized			11,750,135
Term of stock-based award			10 years
2022 Incentive Equity Plan [Member] | Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based awards granted at exercise price percentage			100.00%
Zero Fox [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted		6,380,458
Weighted average fair value of options granted			$ 1	$ 0.6709
Share-based compensation arrangement by share-based payment award, total intrinsic value of options exercised		$ 600	$ 1,000		$ 1,700
Stock-based compensation unrecognized compensation cost		$ 4,200
Weighted average remaining period of unrecognized compensation cost to be recognized		2 years 4 months 24 days
Zero Fox [Member] | RSUs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation unrecognized compensation cost		$ 11,200
Weighted average remaining period of unrecognized compensation cost to be recognized		3 years 3 months 18 days
RSUs granted			0
Zero Fox [Member] | Maximum [Member] | RSUs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		4 years
Zero Fox [Member] | Minimum [Member] | RSUs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		1 year
IDX [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options granted		1,778,919